Average Annual Total Returns - ClearBridge Variable Large Cap Growth Portfolio	May 01, 2021
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%	[1]
5 Years	21.00%	[1]
10 Years	17.21%	[1]
Class I
Average Annual Return:
1 Year	30.73%
5 Years	18.47%
10 Years	17.02%
Class II
Average Annual Return:
1 Year	30.41%
5 Years		[2]
10 Years		[2]
Since Inception	20.96%
Inception Date	Oct. 31, 2016

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell 1000 Growth Index was 24.66%.
[2]	N/A